UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

DWS Balanced Fund
(Effective March 1, 2012 the Fund was renamed DWS Global Income Builder Fund)
	Shares	Value ($)
Common Stocks 53.6%
Consumer Discretionary 5.1%
Auto Components 0.6%
BorgWarner, Inc.* (a)	33,791	2,521,822
Bridgestone Corp.	17,900	410,043
Continental AG*	12,300	983,603
Minth Group Ltd.	467,382	504,744
Nippon Seiki Co., Ltd.	18,993	225,061
Tenneco, Inc.*	7,294	234,138
TRW Automotive Holdings Corp.*	37,309	1,399,834

		6,279,245
Automobiles 0.4%
Honda Motor Co., Ltd.	46,581	1,638,003
Renault SA	52,500	2,242,274

		3,880,277
Distributors 0.3%
Genuine Parts Co.	44,189	2,818,375
Diversified Consumer Services 0.3%
H&R Block, Inc.	196,328	3,211,926
Hotels Restaurants & Leisure 0.8%
Bwin.Party Digital Entertainment PLC	64,452	163,232
Domino's Pizza UK & IRL PLC	58,743	423,974
McDonald's Corp.	26,296	2,604,619
Paddy Power PLC	11,669	648,001
REXLot Holdings Ltd.	6,870,345	460,993
Starwood Hotels & Resorts Worldwide, Inc. (a)	61,159	3,317,264
Trump Entertainment Resorts, Inc.*	8	7
Wynn Resorts Ltd. (a)	12,694	1,462,730

		9,080,820
Household Durables 0.1%
Hajime Construction Co., Ltd.	13,616	289,981
Jarden Corp. (a)	10,553	355,531
Sony Corp.	26,500	482,852

		1,128,364
Internet & Catalog Retail 0.0%
Shutterfly, Inc.* (a)	8,279	196,378
Leisure Equipment & Products 0.1%
Universal Entertainment Corp.	29,020	775,517
Media 0.3%
Aegis Group PLC	92,127	229,660
Charm Communications, Inc. (ADR)*	8,608	74,459
JC Decaux SA*	14,931	379,099
News Corp. "A"	113,709	2,141,141
Postmedia Network Canada Corp.*	1,872	11,108
Vertis Holdings, Inc.*	345	190

		2,835,657
Multiline Retail 0.1%
Dollar General Corp.*	37,699	1,606,354
Specialty Retail 1.2%
Advance Auto Parts, Inc.	6,881	527,360
Aeropostale, Inc.*	17,063	279,321
Bed Bath & Beyond, Inc.*	37,897	2,300,348
Dick's Sporting Goods, Inc.	54,461	2,244,338
Dufry AG (Registered)*	1,198	136,003
Fast Retailing Co., Ltd.	9,400	1,868,433
Guess?, Inc.	9,682	290,460
L'Occitane International SA	147,041	324,405
Limited Brands, Inc. (a)	74,595	3,122,547
Sally Beauty Holdings, Inc.*	39,776	820,181
Urban Outfitters, Inc.*	12,660	335,490
Yamada Denki Co., Ltd.	2,400	152,913

		12,401,799
Textiles, Apparel & Luxury Goods 0.9%
Adidas AG	20,400	1,471,607
Burberry Group PLC	17,043	361,541
Coach, Inc.	34,610	2,424,430
Deckers Outdoor Corp.*	7,140	577,269
NIKE, Inc. "B"	47,099	4,897,825

		9,732,672
Consumer Staples 5.1%
Beverages 1.0%
C&C Group PLC (b)	2,703	11,107
C&C Group PLC (b)	117,876	485,138
Carlsberg AS "B"	6,871	523,426
Heineken NV	40,000	1,853,499
PepsiCo, Inc.	109,033	7,160,197

		10,033,367
Food & Staples Retailing 1.7%
AIN Pharmaciez, Inc.	5,529	253,933
Costco Wholesale Corp.	46,286	3,807,949
CVS Caremark Corp.	102,457	4,277,580
Kato Sangyo Co., Ltd.	12,435	251,723
Tesco PLC	36,300	183,068
Wal-Mart Stores, Inc.	46,103	2,828,880
Walgreen Co.	59,419	1,982,218
Wesfarmers Ltd.	17,081	550,352
Whole Foods Market, Inc.	46,118	3,414,116
Woolworths Ltd.	16,200	426,088

		17,975,907
Food Products 1.8%
Diamond Foods, Inc. (a)	10,429	378,990
General Mills, Inc.	56,748	2,260,273
Golden Agri-Resources Ltd.	3,522,000	2,051,782
Green Mountain Coffee Roasters, Inc.* (a)	2,979	158,900
Kellogg Co.	98,478	4,876,631
Kraft Foods, Inc. "A"	69,303	2,654,305
Mead Johnson Nutrition Co.	34,768	2,575,961
Nestle SA (Registered)	20,800	1,192,733
Sara Lee Corp.	120,514	2,307,843
SunOpta, Inc.* (a)	73,635	359,339
TreeHouse Foods, Inc.*	6,421	363,043

		19,179,800
Tobacco 0.6%
Altria Group, Inc.	110,781	3,146,180
Philip Morris International, Inc.	34,583	2,585,771

		5,731,951
Energy 6.4%
Energy Equipment & Services 1.7%
AMEC PLC	31,241	494,848
Cameron International Corp.*	41,086	2,185,775
Dresser-Rand Group, Inc.*	8,565	438,785
Halliburton Co.	45,622	1,677,977
John Wood Group PLC	34,549	358,603
Lamprell PLC	71,578	338,139
National Oilwell Varco, Inc.	13,532	1,001,097
Noble Corp.*	86,776	3,023,276
Oil States International, Inc.*	24,453	1,948,660
ProSafe SE	35,933	278,951
SBM Offshore NV	29,275	497,206
Schlumberger Ltd.	50,696	3,810,818
Transocean Ltd.	37,724	1,784,345

		17,838,480
Oil, Gas & Consumable Fuels 4.7%
Americas Petrogas, Inc.*	51,544	187,629
Anadarko Petroleum Corp.	50,472	4,074,100
Approach Resources, Inc.*	8,096	284,412
BP PLC	126,000	959,145
Canadian Natural Resources Ltd.	87,791	3,477,402
Chevron Corp.	37,295	3,844,369
Concho Resources, Inc.*	6,377	680,171
ConocoPhillips	42,262	2,882,691
Energy XXI (Bermuda) Ltd.*	6,417	210,670
EOG Resources, Inc.	30,758	3,264,654
Exxon Mobil Corp.	51,105	4,279,533
Inpex Corp.	155	1,055,658
Marathon Oil Corp.	106,841	3,353,739
Marathon Petroleum Corp.	76,255	2,914,466
Nexen, Inc.	112,611	2,017,989
Occidental Petroleum Corp.	73,107	7,293,885
Plains Exploration & Production Co.*	38,570	1,454,860
Rosetta Resources, Inc.* (a)	4,586	220,082
Royal Dutch Shell PLC "B"	71,500	2,615,854
Suncor Energy, Inc.	109,001	3,760,535
Tullow Oil PLC	22,800	499,906

		49,331,750
Financials 7.0%
Capital Markets 0.9%
Affiliated Managers Group, Inc.*	2,979	299,419
Ameriprise Financial, Inc.	24,970	1,337,144
Ashmore Group PLC	107,653	631,643
Hargreaves Lansdown PLC	22,269	145,234
ICAP PLC	32,092	170,166
Jefferies Group, Inc. (a)	17,966	273,263
Lazard Ltd. "A"	6,745	193,716
Partners Group Holding AG	2,819	493,314
T. Rowe Price Group, Inc. (a)	61,732	3,570,579
The Goldman Sachs Group, Inc.	17,155	1,912,268
UOB-Kay Hian Holdings Ltd.	52,076	66,241
Waddell & Reed Financial, Inc. "A"	8,751	240,215

		9,333,202
Commercial Banks 1.5%
Australia & New Zealand Banking Group Ltd.	22,700	515,194
Banco Comercial Portugues SA (Registered)* (a)	3,150,000	557,019
BOC Hong Kong (Holdings) Ltd.	1,205,000	3,175,020
DBS Group Holdings Ltd.	114,000	1,224,168
DGB Financial Group, Inc.*	30,473	404,761
DnB ASA	125,500	1,326,686
Mizuho Financial Group, Inc.	361,000	546,304
National Australia Bank Ltd.	194,665	4,920,814
Prosperity Bancshares, Inc.	9,247	383,843
Resona Holdings, Inc.	196,000	872,921
Societe Generale	5,996	161,415
Sumitomo Mitsui Financial Group, Inc.	15,400	491,890
Westpac Banking Corp.	22,600	506,638
Zions Bancorp.	6,752	113,704

		15,200,377
Consumer Finance 0.2%
Discover Financial Services	87,419	2,376,048
Diversified Financial Services 0.5%
IG Group Holdings PLC	48,272	360,984
ING Groep NV (CVA)*	93,934	855,170
Investor AB "B"	26,900	545,319
JPMorgan Chase & Co.	105,608	3,939,178

		5,700,651
Insurance 3.0%
Assurant, Inc.	85,350	3,379,860
AXA SA	155,303	2,363,670
Fidelity National Financial, Inc. "A"	121,551	2,211,013
Hannover Rueckversicherung AG (Registered)	4,400	234,353
HCC Insurance Holdings, Inc.	82,395	2,287,285
Lincoln National Corp.	150,812	3,248,490
MetLife, Inc.	81,482	2,878,759
Old Mutual PLC	842,391	1,941,940
PartnerRe Ltd.	57,271	3,746,669
Prudential Financial, Inc.	57,554	3,294,391
Transatlantic Holdings, Inc.	47,859	2,653,782
Zurich Financial Services AG*	13,590	3,268,605

		31,508,817
Real Estate Investment Trusts 0.6%
American Tower Corp. (REIT)	51,178	3,250,315
CapitaMall Trust (REIT)	1,095,000	1,486,198
Corio NV (REIT)	11,900	555,055
Klepierre (REIT)	15,200	457,763
Westfield Group (REIT) (Units)	24,400	219,934

		5,969,265
Real Estate Management & Development 0.3%
CapitaLand Ltd.	287,000	598,260
K Wah International Holdings Ltd.	1,290,483	364,741
Mitsubishi Estate Co., Ltd.	95,000	1,523,263
Mitsui Fudosan Co., Ltd.	6,000	99,145
Sumitomo Realty & Development Co., Ltd.	4,300	82,100

		2,667,509
Health Care 6.7%
Biotechnology 0.9%
Celgene Corp.* (a)	78,594	5,713,784
Gilead Sciences, Inc.*	66,839	3,264,417
Incyte Corp.*	11,623	205,727

		9,183,928
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	74,689	4,143,746
Becton, Dickinson & Co.	36,911	2,894,191
CareFusion Corp.*	84,108	2,014,387
CONMED Corp.*	9,509	279,565
Edwards Lifesciences Corp.*	19,720	1,630,252
NxStage Medical, Inc.* (a)	21,155	379,521
Sirona Dental Systems, Inc.*	2,550	123,292
St. Jude Medical, Inc.	55,750	2,325,332
Terumo Corp.	12,420	597,773
Thoratec Corp.*	18,494	543,724
Zeltiq Aesthetics, Inc.* (a)	14,245	170,940

		15,102,723
Health Care Providers & Services 2.2%
Aetna, Inc.	55,646	2,431,730
Centene Corp.*	17,867	807,588
Express Scripts, Inc.* (a)	84,041	4,299,538
Fleury SA	34,530	451,586
Fresenius Medical Care AG & Co. KGaA	17,508	1,250,107
Humana, Inc.	34,849	3,102,258
McKesson Corp.	96,838	7,913,601
Metropolitan Health Networks, Inc.*	14,798	118,680
Molina Healthcare, Inc.*	3,737	114,390
Universal American Corp.	14,783	162,465
WellCare Health Plans, Inc.*	5,823	347,982
WellPoint, Inc.	35,461	2,280,852

		23,280,777
Health Care Technology 0.1%
SXC Health Solutions Corp.*	9,284	585,449
Life Sciences Tools & Services 0.2%
Life Technologies Corp.*	6,374	308,693
Thermo Fisher Scientific, Inc.*	36,539	1,932,913

		2,241,606
Pharmaceuticals 1.9%
Flamel Technologies SA (ADR)* (a)	39,345	245,119
GlaxoSmithKline PLC	354,400	7,873,772
Merck & Co., Inc.	111,656	4,271,959
Mitsubishi Tanabe Pharma Corp.	129,200	1,823,876
Pacira Pharmaceuticals, Inc.* (a)	47,890	517,691
Par Pharmaceutical Companies, Inc.*	6,366	229,876
Questcor Pharmaceuticals, Inc.* (a)	14,998	531,379
Teva Pharmaceutical Industries Ltd. (ADR)	84,410	3,809,423
VIVUS, Inc.* (a)	29,543	352,448

		19,655,543
Industrials 5.8%
Aerospace & Defense 1.3%
BE Aerospace, Inc.*	13,964	589,281
European Aeronautic Defence & Space Co.	92,000	3,094,406
Northrop Grumman Corp.	39,435	2,289,202
Raytheon Co.	71,063	3,410,313
TransDigm Group, Inc.*	21,463	2,243,528
United Technologies Corp.	28,635	2,243,552

		13,870,282
Airlines 0.1%
Ryanair Holdings PLC (ADR)*	13,220	443,399
Building Products 0.0%
Congoleum Corp.*	11,440	0
Commercial Services & Supplies 0.3%
Babcock International Group PLC	56,730	653,424
Serco Group PLC	37,743	302,848
Stericycle, Inc.*	25,149	2,113,019

		3,069,291
Construction & Engineering 0.2%
Aecom Technology Corp.*	14,521	332,386
Chicago Bridge & Iron Co. NV	15,826	673,871
Hochtief AG	3,600	232,520
SOCAM Development Ltd.	22,539	22,548
Yongnam Holdings Ltd.	1,799,293	364,765

		1,626,090
Electrical Equipment 0.9%
AMETEK, Inc.	66,715	3,135,605
Mitsubishi Electric Corp.	121,100	1,089,206
Nidec Corp.	16,700	1,597,568
Prysmian SpA	14,004	210,578
Roper Industries, Inc.	29,665	2,770,414
Schneider Electric SA	14,232	887,626

		9,690,997
Industrial Conglomerates 0.4%
General Electric Co.	239,605	4,483,009
Machinery 1.7%
Altra Holdings, Inc.*	16,229	311,434
Amtek Engineering Ltd.	481,625	255,873
Andritz AG	4,608	427,874
Austal Ltd.	45,263	97,561
Dover Corp.	98,178	6,225,467
EVA Precision Industrial Holdings Ltd.	1,794,968	322,102
Joy Global, Inc.	2,864	259,736
Manitowoc Co., Inc.	7,932	106,606
Mitsubishi Heavy Industries Ltd.	53,500	244,637
Nabtesco Corp.	33,100	707,342
Navistar International Corp.*	41,539	1,798,223
OSG Corp.	15,058	226,241
Parker Hannifin Corp.	46,268	3,732,902
Rational AG	1,798	403,141
Rotork PLC	14,281	428,230
SPX Corp.	27,320	1,902,292
WABCO Holdings, Inc.*	7,827	405,830

		17,855,491
Marine 0.1%
Kawasaki Kisen Kaisha Ltd. (a)	181,500	345,317
Mitsui O.S.K Lines Ltd. (a)	240,788	908,301

		1,253,618
Professional Services 0.0%
Brunel International NV	8,516	301,261
Road & Rail 0.3%
Norfolk Southern Corp.	43,337	3,128,931
Trading Companies & Distributors 0.4%
JFE Shoji Holdings, Inc.	69,738	314,339
MISUMI Group, Inc.	19,497	455,694
Mitsubishi Corp.	94,337	2,165,920
Mitsui & Co., Ltd.	20,200	344,946
Sumikin Bussan Corp.	137,011	386,093

		3,666,992
Transportation Infrastructure 0.1%
Aeroports de Paris	7,500	554,108
Koninklijke Vopak NV	9,597	521,909

		1,076,017
Information Technology 9.5%
Communications Equipment 1.3%
Cisco Systems, Inc.	195,911	3,845,733
Harris Corp. (a)	7,341	300,981
Nokia Oyj	67,800	340,256
Polycom, Inc.*	8,319	165,964
QUALCOMM, Inc.	142,916	8,406,319
Sycamore Networks, Inc.*	12,163	236,206

		13,295,459
Computers & Peripherals 2.7%
Apple, Inc.*	41,930	19,140,206
EMC Corp.* (a)	245,068	6,312,952
Hewlett-Packard Co.	84,234	2,356,867

		27,810,025
Electronic Equipment, Instruments & Components 0.1%
Cognex Corp.	10,057	417,868
E Ink Holdings, Inc.	237,875	339,081
Nippon Electric Glass Co., Ltd.	41,500	363,634

		1,120,583
Internet Software & Services 0.5%
Google, Inc. "A"*	7,916	4,592,151
Internet Initiative Japan, Inc.	55	188,189
NIC, Inc.	22,508	281,575
United Internet AG (Registered)	24,670	461,074

		5,522,989
IT Services 1.0%
Accenture PLC "A"	77,520	4,444,997
Cardtronics, Inc.*	22,622	577,992
International Business Machines Corp.	20,674	3,981,813
VeriFone Systems, Inc.*	40,902	1,746,515

		10,751,317
Office Electronics 0.2%
Canon, Inc.	34,400	1,490,115
Semiconductors & Semiconductor Equipment 0.8%
ARM Holdings PLC	47,340	455,281
Atmel Corp.*	20,833	202,288
EZchip Semiconductor Ltd.*	6,113	199,773
FSI International, Inc.*	58,393	248,170
Intel Corp.	185,608	4,903,763
Skyworks Solutions, Inc.*	101,232	2,184,587
Tokyo Electron Ltd.	3,600	205,899

		8,399,761
Software 2.9%
Check Point Software Technologies Ltd.*	42,932	2,416,642
Dassault Systemes SA	69,960	5,818,270
MICROS Systems, Inc.*	2,867	142,518
Microsoft Corp.	334,464	9,876,722
Oracle Corp.	307,594	8,674,151
Rovi Corp.*	7,076	227,069
SAP AG	32,583	1,969,093
Solera Holdings, Inc.	23,414	1,118,487
TiVo, Inc.*	23,978	248,891

		30,491,843
Materials 3.4%
Chemicals 1.5%
Air Products & Chemicals, Inc.	40,793	3,591,008
Ecolab, Inc. (a)	45,345	2,740,652
Lanxess AG	13,400	874,328
Potash Corp. of Saskatchewan, Inc.	48,303	2,257,682
Praxair, Inc.	32,471	3,448,420
Syngenta AG (Registered)*	900	272,987
The Mosaic Co.	44,700	2,501,859

		15,686,936
Construction Materials 0.0%
Wolverine Tube, Inc.*	1,235	30,875
Containers & Packaging 0.3%
Sonoco Products Co.	102,293	3,201,771
Metals & Mining 1.5%
Anglo American PLC	9,500	393,410
BHP Billiton Ltd.	21,300	846,165
BHP Billiton PLC	5,500	184,317
Freeport-McMoRan Copper & Gold, Inc.	115,956	5,358,327
Goldcorp, Inc.	54,563	2,640,304
Haynes International, Inc.	3,645	221,470
Newcrest Mining Ltd.	52,526	1,876,212
Newmont Mining Corp.	41,184	2,531,992
Randgold Resources Ltd. (ADR)	3,911	447,457
Walter Energy, Inc.	21,053	1,455,394

		15,955,048
Paper & Forest Products 0.1%
Schweitzer-Mauduit International, Inc.	7,593	527,941
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	115,200	3,388,032
Bezeq Israeli Telecommunication Corp., Ltd.	851,000	1,471,463
CenturyLink, Inc.	109,694	4,061,969
Inmarsat PLC	136,000	860,031
TeliaSonera AB	527,300	3,513,001

		13,294,496
Wireless Telecommunication Services 0.4%
Softbank Corp.	7,700	215,212
Vodafone Group PLC	212,600	574,635
Vodafone Group PLC (ADR) (a)	130,275	3,529,150

		4,318,997
Utilities 2.9%
Electric Utilities 2.2%
American Electric Power Co., Inc.	82,427	3,260,812
Duke Energy Corp.	144,121	3,071,219
Entergy Corp.	50,096	3,475,660
Exelon Corp. (a)	97,395	3,874,373
FirstEnergy Corp.	98,973	4,178,640
Fortum Oyj	68,000	1,496,206
Kyushu Electric Power Co., Inc.	34,000	488,461
Red Electrica Corporacion SA	19,300	889,414
Southern Co.	48,246	2,198,088

		22,932,873
Gas Utilities 0.3%
Snam Rete Gas SpA	809,000	3,651,933
Multi-Utilities 0.3%
Centrica PLC	117,000	542,074
PG&E Corp.	53,841	2,189,175

		2,731,249
Water Utilities 0.1%
American Water Works Co., Inc.	34,753	1,172,219

Total Common Stocks (Cost $465,585,501)		559,696,342
Preferred Stocks 0.1%
Consumer Discretionary
Porsche Automobil Holding SE	16,700	1,024,518
Volkswagen AG	1,260	223,527

Total Preferred Stocks (Cost $1,301,559)		1,248,045
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	207	35
Information Technology 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012*	12,800	611
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	506	7,869

Total Warrants (Cost $90,209)		8,515

		Principal Amount ($) (c)	Value ($)
Corporate Bonds 9.3%
Consumer Discretionary 1.4%
AMC Entertainment, Inc.:
8.0%, 3/1/2014 (a)		135,000	134,662
8.75%, 6/1/2019		520,000	548,600
Asbury Automotive Group, Inc., 7.625%, 3/15/2017		105,000	107,231
Avis Budget Car Rental LLC, 8.25%, 1/15/2019		65,000	68,412
Block Communications, Inc., 144A, 7.25%, 2/1/2020		70,000	71,225
Cablevision Systems Corp., 8.625%, 9/15/2017		1,000,000	1,115,000
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018 (a)		55,000	42,488
11.25%, 6/1/2017		230,000	249,262
CCO Holdings LLC:
6.5%, 4/30/2021 (a)		780,000	811,200
6.625%, 1/31/2022		35,000	36,400
7.375%, 6/1/2020		10,000	10,800
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		765,000	814,725
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020 (d)		25,000	25,563
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		15,000	16,463
Series B, 9.25%, 12/15/2017		20,000	22,050
Comcast Corp., 6.5%, 1/15/2015		200,000	229,262
DineEquity, Inc., 9.5%, 10/30/2018		30,000	32,700
DIRECTV Holdings LLC:
6.0%, 8/15/2040		200,000	222,691
6.35%, 3/15/2040		196,000	226,530
DISH DBS Corp.:
6.625%, 10/1/2014		130,000	139,750
7.125%, 2/1/2016		95,000	104,262
7.875%, 9/1/2019		645,000	743,362
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		100,000	63
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		90,000	91,125
Hertz Corp., 6.75%, 4/15/2019		130,000	134,225
Home Depot, Inc., 5.875%, 12/16/2036		300,000	373,848
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		640,000	655,682
Mattel, Inc., 5.45%, 11/1/2041		88,000	92,925
McDonald's Corp., Series I, 5.35%, 3/1/2018		120,000	145,104
Mediacom Broadband LLC, 8.5%, 10/15/2015 (a)		50,000	51,563
Mediacom LLC, 144A, 7.25%, 2/15/2022 (d)		20,000	20,175
MGM Resorts International:
144A, 8.625%, 2/1/2019 (a)		145,000	150,800
10.375%, 5/15/2014		65,000	74,100
11.125%, 11/15/2017		85,000	96,687
NBCUniversal Media LLC:
5.15%, 4/30/2020		120,000	137,446
5.95%, 4/1/2041		900,000	1,082,418
News America, Inc., 6.65%, 11/15/2037		80,000	96,103
Sabre Holdings Corp., 8.35%, 3/15/2016		20,000	15,450
Staples, Inc., 9.75%, 1/15/2014		160,000	183,366
Target Corp., 2.9%, 1/15/2022		1,330,000	1,344,468
Time Warner Cable, Inc.:
4.0%, 9/1/2021		550,000	575,216
5.875%, 11/15/2040		200,000	224,550
Time Warner, Inc.:
5.875%, 11/15/2016		540,000	637,930
7.625%, 4/15/2031		675,000	884,017
Travelport LLC, 5.152% **, 9/1/2014		70,000	34,825
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		870,000	939,600
Univision Communications, Inc., 144A, 6.875%, 5/15/2019		100,000	99,500
Yum! Brands, Inc.:
3.875%, 11/1/2020		775,000	802,376
5.3%, 9/15/2019		225,000	255,827

			14,972,027
Consumer Staples 0.5%
Altria Group, Inc., 4.75%, 5/5/2021		200,000	221,209
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019 (a)		1,750,000	2,299,558
Colgate-Palmolive Co., 0.6%, 11/15/2014 (a)		195,000	195,279
CVS Caremark Corp.:
5.75%, 6/1/2017		80,000	94,462
5.75%, 5/15/2041		240,000	288,092
Dr Pepper Snapple Group, Inc., 2.6%, 1/15/2019		300,000	297,077
H.J. Heinz Co., 3.125%, 9/12/2021		200,000	200,343
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		25,000	25,188
Kraft Foods, Inc., 5.375%, 2/10/2020		300,000	350,356
Kroger Co.:
5.4%, 7/15/2040 (a)		410,000	450,656
7.5%, 1/15/2014		80,000	89,488
Pilgrim's Pride Corp., 7.875%, 12/15/2018		45,000	42,862
Post Holdings, Inc., 144A, 7.375%, 2/15/2022 (d)		35,000	36,225
Procter & Gamble Co., 4.95%, 8/15/2014		160,000	177,910
Reynolds American, Inc., 7.25%, 6/15/2037		120,000	140,986
Safeway, Inc., 6.25%, 3/15/2014 (a)		120,000	132,498
Smithfield Foods, Inc., 7.75%, 7/1/2017 (a)		150,000	169,687
The JM Smucker Co., 3.5%, 10/15/2021		55,000	57,185
TreeHouse Foods, Inc., 7.75%, 3/1/2018		20,000	21,550
Wal-Mart Stores, Inc., 2.875%, 4/1/2015		200,000	213,070

			5,503,681
Energy 1.3%
Arch Coal, Inc., 144A, 7.25%, 6/15/2021		1,320,000	1,326,600
Atwood Oceanics, Inc., 6.5%, 2/1/2020		20,000	20,700
Bill Barrett Corp., 7.625%, 10/1/2019		10,000	10,175
BreitBurn Energy Partners LP:
144A, 7.875%, 4/15/2022		20,000	20,000
8.625%, 10/15/2020		25,000	26,375
Bristow Group, Inc., 7.5%, 9/15/2017		95,000	98,800
Canadian Natural Resources Ltd., 5.7%, 5/15/2017		120,000	143,476
Chesapeake Energy Corp., 6.875%, 11/15/2020 (a)		670,000	686,750
Chesapeake Midstream Partners LP, 144A, 6.125%, 7/15/2022		60,000	61,050
CONSOL Energy, Inc., 8.0%, 4/1/2017		845,000	912,600
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		850,000	1,115,827
Encana Corp., 5.15%, 11/15/2041		190,000	184,907
Enterprise Products Operating LLC:
Series G, 5.6%, 10/15/2014		120,000	132,099
6.125%, 10/15/2039		860,000	998,426
Halliburton Co., 7.45%, 9/15/2039		200,000	289,017
Kinder Morgan Energy Partners LP, 7.3%, 8/15/2033		1,260,000	1,482,036
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		30,000	31,800
Linn Energy LLC, 144A, 6.5%, 5/15/2019		315,000	318,150
Occidental Petroleum Corp., Series 1, 4.1%, 2/1/2021		270,000	302,203
ONEOK Partners LP, 6.15%, 10/1/2016		804,000	931,905
Petro-Canada, 4.0%, 7/15/2013		160,000	166,304
Plains All American Pipeline LP, 8.75%, 5/1/2019		1,000,000	1,288,508
Plains Exploration & Production Co., 6.75%, 2/1/2022		70,000	76,125
Regency Energy Partners LP, 9.375%, 6/1/2016		125,000	138,750
SESI LLC, 144A, 7.125%, 12/15/2021		120,000	130,200
Swift Energy Co., 144A, 7.875%, 3/1/2022		75,000	74,438
Transocean, Inc., 6.8%, 3/15/2038		200,000	219,268
Valero Energy Corp., 9.375%, 3/15/2019		80,000	102,093
Weatherford International Ltd., 5.125%, 9/15/2020 (a)		1,300,000	1,403,293
Williams Partners LP:
4.0%, 11/15/2021		188,000	191,749
5.25%, 3/15/2020		120,000	132,279

			13,015,903
Financials 3.4%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		25,000	21,500
Ally Financial, Inc., 6.25%, 12/1/2017		1,000,000	1,030,000
American Express Co., 7.0%, 3/19/2018		160,000	196,469
American Express Credit Corp., 2.8%, 9/19/2016 (a)		1,800,000	1,840,781
American International Group, Inc., 5.05%, 10/1/2015		200,000	205,033
American Tower Corp., (REIT ), 7.25%, 5/15/2019 (a)		650,000	738,125
AmeriGas Finance LLC:
6.75%, 5/20/2020		20,000	20,000
7.0%, 5/20/2022		20,000	20,050
Ashton Woods U.S.A. LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		111,800	89,999
Asian Development Bank, 2.625%, 2/9/2015		200,000	212,055
Bank of America Corp.:
5.875%, 1/5/2021		500,000	513,623
Series L, 7.625%, 6/1/2019		1,000,000	1,130,236
Bank of America NA, 6.0%, 10/15/2036		200,000	188,228
Bank of New York Mellon Corp., Series G, 4.5%, 4/1/2013		120,000	125,494
Barclays Bank PLC, 5.14%, 10/14/2020		200,000	191,671
Bear Stearns Companies LLC, 7.25%, 2/1/2018		120,000	143,491
Berkshire Hathaway, Inc., 1.9%, 1/31/2017		520,000	528,182
BHP Billiton Finance (U.S.A.) Ltd., 5.25%, 12/15/2015		120,000	138,612
Boston Properties LP, (REIT), 4.125%, 5/15/2021		90,000	94,758
BP Capital Markets PLC, 3.2%, 3/11/2016		200,000	212,656
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		255,000	267,181
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		105,000	113,138
Capital One Financial Corp., 5.5%, 6/1/2015		120,000	130,230
Caterpillar Financial Services Corp., 7.15%, 2/15/2019		120,000	154,228
CIT Group, Inc.:
144A, 7.0%, 5/4/2015		244,000	245,220
144A, 7.0%, 5/2/2017 (a)		780,000	781,950
Citigroup, Inc.:
4.5%, 1/14/2022 (a)		436,000	434,044
5.125%, 5/5/2014		200,000	210,002
5.875%, 1/30/2042		1,750,000	1,811,707
6.0%, 10/31/2033		120,000	113,586
CNA Financial Corp., 5.75%, 8/15/2021		1,346,000	1,421,365
Council of Europe Development Bank, 2.75%, 2/10/2015		160,000	166,149
Credit Suisse (U.S.A.), Inc., 4.875%, 1/15/2015		160,000	169,112
Deutsche Telekom International Finance BV, 6.75%, 8/20/2018		200,000	242,148
Diageo Capital PLC, 5.75%, 10/23/2017 (a)		120,000	144,855
Duke Realty LP, (REIT), 7.375%, 2/15/2015		80,000	89,709
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		60,000	65,850
E*TRADE Financial Corp., 6.75%, 6/1/2016		25,000	24,875
Ford Motor Credit Co., LLC, 5.875%, 8/2/2021 (a)		1,000,000	1,093,448
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		35,000	35,919
144A, 5.875%, 1/31/2022		30,000	30,675
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	21,450
General Electric Capital Corp.:
2.9%, 1/9/2017		1,815,000	1,867,123
4.8%, 5/1/2013		160,000	167,602
Series A, 5.625%, 5/1/2018		160,000	183,443
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018		120,000	147,080
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		140,000	132,882
Hexion U.S. Finance Corp., 8.875%, 2/1/2018 (a)		520,000	518,700
Inter-American Development Bank:
1.75%, 8/24/2018		200,000	204,921
3.875%, 9/17/2019 (a)		120,000	137,963
3.875%, 10/28/2041		160,000	169,272
International Lease Finance Corp.:
6.25%, 5/15/2019		300,000	293,977
8.625%, 1/15/2022		50,000	54,032
Jefferies Group, Inc., 3.875%, 11/9/2015 (a)		200,000	182,500
John Deere Capital Corp., Series D, 4.5%, 4/3/2013		120,000	125,261
JPMorgan Chase & Co.:
2.6%, 1/15/2016		2,500,000	2,527,110
6.0%, 1/15/2018		120,000	136,048
Level 3 Financing, Inc., 144A, 8.625%, 7/15/2020 (a)		55,000	56,375
Lincoln National Corp., 8.75%, 7/1/2019		610,000	762,888
Merrill Lynch & Co., Inc.:
6.22%, 9/15/2026		200,000	190,158
6.875%, 11/15/2018		120,000	129,498
Morgan Stanley:
5.45%, 1/9/2017		120,000	122,799
6.0%, 5/13/2014		120,000	125,917
7.3%, 5/13/2019		450,000	490,838
National Money Mart Co., 10.375%, 12/15/2016		115,000	125,925
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/2014		120,000	129,219
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		538,000	544,589
NII Capital Corp., 7.625%, 4/1/2021		10,000	10,250
Nordic Investment Bank, 5.0%, 2/1/2017		160,000	188,997
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		150,000	160,500
9.25%, 4/1/2015		105,000	108,150
PNC Bank NA, 6.875%, 4/1/2018		1,300,000	1,523,034
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014		120,000	130,227
7.375%, 6/15/2019		115,000	139,923
Rio Tinto Finance (U.S.A.) Ltd., 9.0%, 5/1/2019		80,000	111,331
Santander U.S. Debt SA Unipersonal, 144A, 2.991%, 10/7/2013		1,500,000	1,454,842
Shell International Finance BV, 4.375%, 3/25/2020		120,000	141,576
Simon Property Group LP, (REIT), 4.375%, 3/1/2021 (a)		200,000	217,331
SunTrust Banks, Inc., 3.6%, 4/15/2016		369,000	381,187
Telecom Italia Capital SA, 5.25%, 11/15/2013		160,000	160,800
Teva Pharmaceutical Finance IV LLC, 1.7%, 11/10/2014		510,000	520,161
The Goldman Sachs Group, Inc.:
5.95%, 1/18/2018		120,000	129,061
6.15%, 4/1/2018		1,000,000	1,078,318
6.25%, 2/1/2041		55,000	56,191
Toyota Motor Credit Corp., 2.0%, 9/15/2016		1,700,000	1,729,296
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		450,000	459,000
Vale Overseas Ltd.:
4.375%, 1/11/2022		100,000	100,023
6.875%, 11/21/2036		120,000	141,084
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		830,000	937,900
Wells Fargo & Co., 5.625%, 12/11/2017		200,000	230,066
Xstrata Finance Canada Ltd., 144A, 3.6%, 1/15/2017		180,000	186,082

			35,229,254
Health Care 0.6%
Abbott Laboratories, 5.875%, 5/15/2016		120,000	142,241
Aetna, Inc., 6.5%, 9/15/2018		80,000	98,299
Amgen, Inc.:
1.875%, 11/15/2014		160,000	163,083
5.15%, 11/15/2041		550,000	583,916
Cigna Corp., 5.375%, 2/15/2042		180,000	191,227
Community Health Systems, Inc., 8.875%, 7/15/2015		21,000	21,840
Express Scripts, Inc.:
6.25%, 6/15/2014		930,000	1,019,327
7.25%, 6/15/2019		960,000	1,165,236
Gilead Sciences, Inc., 4.4%, 12/1/2021		390,000	422,188
HCA Holdings, Inc., 7.75%, 5/15/2021 (a)		790,000	827,525
HCA, Inc., 8.5%, 4/15/2019 (a)		150,000	166,500
McKesson Corp., 4.75%, 3/1/2021		725,000	831,110
Merck & Co., Inc., 4.0%, 6/30/2015		120,000	132,680
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		55,000	57,200
WellPoint, Inc., 5.25%, 1/15/2016		120,000	135,417
Wyeth, 5.95%, 4/1/2037		120,000	157,354

			6,115,143
Industrials 0.3%
Actuant Corp., 6.875%, 6/15/2017		60,000	62,400
ARAMARK Corp., 8.5%, 2/1/2015		30,000	30,750
BE Aerospace, Inc.:
6.875%, 10/1/2020		515,000	565,213
8.5%, 7/1/2018		130,000	143,325
Belden, Inc., 7.0%, 3/15/2017		75,000	76,875
Burlington Northern Santa Fe LLC:
3.45%, 9/15/2021		158,000	163,715
5.75%, 3/15/2018		120,000	142,281
Canadian Pacific Railway Ltd., 4.5%, 1/15/2022		200,000	206,393
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		210,093	121,854
CSX Corp., 6.15%, 5/1/2037		650,000	803,974
Northrop Grumman Corp., 5.05%, 11/15/2040		200,000	219,011
President & Fellows of Harvard College, 144A, 6.5%, 1/15/2039		200,000	288,398
United Parcel Service, Inc., 4.875%, 11/15/2040		200,000	236,247
United Rentals North America, Inc., 10.875%, 6/15/2016		75,000	85,875

			3,146,311
Information Technology 0.3%
Applied Materials, Inc., 5.85%, 6/15/2041		1,000,000	1,167,871
Fidelity National Information Services, Inc., 144A, 7.625%, 7/15/2017		10,000	10,900
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		250,000	273,125
Hewlett-Packard Co.:
3.3%, 12/9/2016		725,000	757,705
5.5%, 3/1/2018		120,000	136,544
MasTec, Inc., 7.625%, 2/1/2017		105,000	109,463
Oracle Corp., 5.375%, 7/15/2040		200,000	242,972

			2,698,580
Materials 0.5%
Appleton Papers, Inc., 11.25%, 12/15/2015		45,000	40,500
Clondalkin Acquisition BV, 144A, 2.546% **, 12/15/2013		90,000	84,600
Crown Americas LLC, 7.625%, 5/15/2017		30,000	33,000
Dow Chemical Co.:
4.125%, 11/15/2021		110,000	115,768
4.25%, 11/15/2020		680,000	725,992
5.25%, 11/15/2041		110,000	119,561
5.7%, 5/15/2018		80,000	93,726
E.I. du Pont de Nemours & Co., 5.25%, 12/15/2016		120,000	141,902
Ecolab, Inc.:
4.35%, 12/8/2021		610,000	672,408
5.5%, 12/8/2041		135,000	155,575
FMG Resources (August 2006) Pty Ltd., 144A, 6.375%, 2/1/2016		1,000,000	1,015,000
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		622,934	570,296
10.0%, 3/31/2015		613,760	602,712
Graphic Packaging International, Inc., 9.5%, 6/15/2017		85,000	93,713
Momentive Performance Materials, Inc., 9.0%, 1/15/2021		40,000	36,200
NewMarket Corp., 7.125%, 12/15/2016		195,000	200,850
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		160,000	179,200
PPG Industries, Inc., 1.9%, 1/15/2016		200,000	200,675
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		30,000	33,225
144A, 8.375%, 9/15/2021		30,000	33,750
Silgan Holdings, Inc., 7.25%, 8/15/2016		80,000	86,200
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		95,000	97,138
Wolverine Tube, Inc., 6.0%, 6/28/2014 (PIK)		27,856	25,151

			5,357,142
Telecommunication Services 0.6%
AT&T, Inc.:
3.875%, 8/15/2021		240,000	257,627
4.95%, 1/15/2013		120,000	125,045
5.5%, 2/1/2018		120,000	142,266
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		370,000	380,638
8.375%, 10/15/2020		80,000	82,000
Cricket Communications, Inc., 10.0%, 7/15/2015 (a)		155,000	159,650
Digicel Ltd., 144A, 8.25%, 9/1/2017		500,000	525,000
ERC Ireland Preferred Equity Ltd., 144A, 8.462% **, 2/15/2017 (PIK)	EUR	291,317	476
Frontier Communications Corp., 6.625%, 3/15/2015		1,000,000	1,000,000
Intelsat Jackson Holdings SA, 144A, 7.5%, 4/1/2021 (a)		500,000	525,000
Intelsat Luxembourg SA, 11.25%, 2/4/2017 (a)		250,000	252,500

MetroPCS Wireless, Inc., 6.625%, 11/15/2020		1,000,000	992,500
Sprint Nextel Corp., 8.375%, 8/15/2017		460,000	427,800
Verizon Global Funding Corp., 7.75%, 12/1/2030		80,000	112,391
Vodafone Group PLC, 6.15%, 2/27/2037		120,000	154,070
Windstream Corp.:
7.0%, 3/15/2019		90,000	92,925
7.75%, 10/15/2020		195,000	210,600
7.875%, 11/1/2017		595,000	657,475

			6,097,963
Utilities 0.4%
AES Corp.:
8.0%, 10/15/2017		110,000	123,475
8.0%, 6/1/2020		95,000	107,825
Calpine Corp., 144A, 7.5%, 2/15/2021		785,000	836,025
DTE Energy Co., 7.625%, 5/15/2014		305,000	346,259
Duke Energy Carolinas LLC, 5.3%, 2/15/2040		100,000	122,565
Edison Mission Energy, 7.0%, 5/15/2017		175,000	101,500
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		838,000	963,995
Korea Gas Corp., 144A, 4.25%, 11/2/2020		190,000	188,564
Oncor Electric Delivery Co., LLC, 5.25%, 9/30/2040		100,000	114,476
San Diego Gas & Electric Co., 6.0%, 6/1/2026		200,000	261,138
SCANA Corp., 4.75%, 5/15/2021		200,000	212,259
Sempra Energy, 6.5%, 6/1/2016		625,000	739,284
Southwestern Electric Power Co., 6.2%, 3/15/2040		200,000	251,671

			4,369,036

Total Corporate Bonds (Cost $91,985,540)			96,505,040
Asset-Backed 0.7%
Automobile Receivables 0.1%
Carmax Auto Owner Trust, "A4", Series 2009-2, 2.82%, 12/15/2014		100,000	102,902
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012		747,956	749,342

			852,244
Credit Card Receivables 0.2%
Citibank Credit Card Issuance Trust, "A5", Series 2005-A5, 4.55%, 6/20/2017		240,000	269,081
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 3.04% **, 8/15/2018		2,020,000	2,125,300

			2,394,381
Student Loans 0.4%
Nelnet Student Loan Trust:
"A1", Series 2007-1, 0.516% **, 11/27/2018		1,844,320	1,819,524
"A4", Series 2006-1, 0.585% **, 11/23/2022		2,500,000	2,466,799

			4,286,323

Total Asset-Backed (Cost $7,529,822)			7,532,948
Mortgage-Backed Securities Pass-Throughs 8.4%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 5/1/2025 until 5/1/2041 (d)		2,500,000	2,612,148
4.0%, 8/1/2039		4,711,315	5,006,693
4.5%, with various maturities from 8/1/2020 until 6/1/2041 (d)		9,786,863	10,409,905
5.0%, 12/1/2036 (d)		2,000,000	2,152,188
6.0%, 11/1/2021		276,726	306,171
Federal National Mortgage Association:
2.463% **, 8/1/2037		548,089	583,886
3.0%, 7/1/2026 (d)		7,425,000	7,740,562
3.5%, 4/1/2041 (d)		9,750,000	10,130,098
4.0%, with various maturities from 3/1/2024 until 3/1/2040 (d)		9,507,942	10,096,866
4.5%, with various maturities from 4/1/2039 until 5/1/2041 (d)		7,742,366	8,271,777
5.0%, with various maturities from 8/1/2040 until 12/1/2040		13,418,321	14,484,827
5.5%, 2/1/2035 (d)		3,500,000	3,808,164
6.0%, with various maturities from 2/1/2037 until 8/1/2037		4,892,403	5,387,666
6.5%, with various maturities from 4/1/2017 until 6/1/2017		335,803	367,005
8.0%, 9/1/2015		193,623	207,748
Government National Mortgage Association:
4.0%, 7/1/2040 (d)		1,000,000	1,078,281
5.0%, 4/1/2038 (d)		3,000,000	3,324,141
5.5%, 12/15/2039		907,600	1,013,356
6.5%, 8/20/2034		190,734	216,967

Total Mortgage-Backed Securities Pass-Throughs (Cost $85,747,414)			87,198,449
Commercial Mortgage-Backed Securities 1.4%
Banc of America Commercial Mortgage, Inc., "A4", Series 2007-1, 5.451%, 1/15/2049		1,430,000	1,599,692
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.714% **, 6/11/2040		240,000	271,171
Citigroup Commercial Mortgage Trust, "A5", Series 2004-C2, 4.733%, 10/15/2041		600,000	642,335
Greenwich Capital Commercial Funding Corp.:
"A4", Series 2007-GG9, 5.444%, 3/10/2039		2,000,000	2,193,968
"A4", Series 2007-GG11, 5.736%, 12/10/2049		1,000,000	1,102,518
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2007-C1, 5.716%, 2/15/2051		825,000	916,262
"A4", Series 2007-LD12, 5.882%, 2/15/2051		1,700,000	1,904,311
LB-UBS Commercial Mortgage Trust:
"A4", Series 2006-C1, 5.156%, 2/15/2031		2,570,000	2,867,303
"A4", Series 2007-C6, 5.858%, 7/15/2040		1,100,000	1,232,434
Morgan Stanley Reremic Trust, “A4A”, Series 2009-GG10, 144A, 5.788% **, 8/12/2045		2,000,000	2,273,672

Total Commercial Mortgage-Backed Securities (Cost $14,387,444)			15,003,666
Collateralized Mortgage Obligations 0.2%
Government National Mortgage Association:
"IU", Series 2010-164, Interest Only, 2.0%, 12/20/2013		5,432,075	141,276
"PI", Series 2010-84, Interest Only, 4.5%, 2/20/2033		12,062,240	815,685
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039		5,396,113	872,939

Total Collateralized Mortgage Obligations (Cost $2,339,185)			1,829,900
Government & Agency Obligations 12.9%
Other Government Related (e) 0.2%
European Investment Bank:
1.5%, 5/15/2014		300,000	302,807
2.125%, 3/15/2019 (d)		800,000	802,432
Kreditanstalt fuer Wiederaufbau:
2.0%, 6/1/2016		200,000	207,827
3.5%, 5/16/2013		120,000	124,342
Network Rail Infrastructure Finance PLC, 144A, 0.875%, 1/20/2015		295,000	294,815
Private Export Funding Corp., 2.25%, 12/15/2017		110,000	115,431
Svensk Exportkredit AB, 3.25%, 9/16/2014		160,000	167,712
Westpac Securities NZ Ltd., 144A, 3.45%, 7/28/2014		200,000	212,795

			2,228,161
Sovereign Bonds 2.7%
Export Development Canada, 1.25%, 10/27/2015 (a)		230,000	233,986
Federal Republic of Brazil, 5.625%, 1/7/2041		200,000	230,000
Federal Republic of Germany-Inflation Linked Note, 2.25%, 4/15/2013	EUR	829,413	1,124,187
Government of Canada-Inflation Linked Bond, 4.0%, 12/1/2031	CAD	926,086	1,621,957
Government of France-Inflation Linked Bonds:
1.0%, 7/25/2017	EUR	835,226	1,124,091
2.25%, 7/25/2020	EUR	2,481,402	3,566,806
3.15%, 7/25/2032	EUR	1,287,012	2,171,178
Government of Japan-Inflation Linked Bond, Series 9, 1.1%, 9/10/2016	JPY	98,406,000	1,340,010
Government of Sweden-Inflation Linked Bond, Series 3105, 3.5%, 12/1/2015	SEK	9,500,000	1,937,567
Province of British Columbia Canada, 2.65%, 9/22/2021		200,000	206,823
Province of Ontario, Canada, 2.3%, 5/10/2016		200,000	208,185
Republic of Italy-Inflation Linked Bond, 2.1%, 9/15/2017	EUR	714,648	817,946
Republic of Peru, 6.55%, 3/14/2037		120,000	150,900
Republic of Poland, 6.375%, 7/15/2019		160,000	179,800
State of Qatar, 144A, 6.4%, 1/20/2040		350,000	406,000
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	2,659,096	5,570,040
1.875%, 11/22/2022	GBP	1,333,552	2,670,684
2.0%, 1/26/2035	GBP	652,000	2,089,982
2.5%, 7/26/2016	GBP	423,000	2,285,780
United Mexican States:
Series A, 5.125%, 1/15/2020		200,000	227,200
5.625%, 1/15/2017		300,000	345,450

			28,508,572
U.S. Government Sponsored Agencies 0.4%
Federal Farm Credit Bank, 3.0%, 9/22/2014		400,000	426,866
Federal Home Loan Bank:
0.5%, 8/28/2013		500,000	501,873
Series 1, 4.875%, 5/17/2017		300,000	360,206
5.0%, 11/17/2017		120,000	145,819
5.375%, 5/18/2016		120,000	143,140
Federal Home Loan Mortgage Corp.:
1.375%, 2/25/2014		640,000	653,802
2.375%, 1/13/2022 (a)		240,000	242,271
4.75%, 1/19/2016		200,000	231,920
4.875%, 6/13/2018 (a)		200,000	242,269
5.125%, 11/17/2017		200,000	244,179
5.25%, 4/18/2016		240,000	284,055
6.25%, 7/15/2032		120,000	174,525
Federal National Mortgage Association:
1.25%, 9/28/2016		200,000	203,094
1.5%, 6/26/2013 (a)		200,000	203,600
6.625%, 11/15/2030		160,000	237,378
Tennessee Valley Authority, 5.5%, 6/15/2038		120,000	155,447

			4,450,444
U.S. Treasury Obligations 9.6%
U.S. Treasury Bill, 0.015% ***, 3/8/2012 (f)		881,000	880,965
U.S. Treasury Bonds:
3.75%, 8/15/2041 (a)		890,000	1,037,545
4.25%, 11/15/2040		900,000	1,139,485
4.75%, 2/15/2037 (a)		7,000,000	9,466,408
5.375%, 2/15/2031 (a)		5,500,000	7,828,909
6.125%, 8/15/2029 (a)		1,930,000	2,922,443
7.125%, 2/15/2023 (a)		1,000,000	1,520,312
U.S. Treasury Inflation-Indexed Bonds:
2.125%, 2/15/2040		753,631	1,050,138
2.375%, 1/15/2025 (a)		4,320,665	5,641,842
3.875%, 4/15/2029		860,119	1,376,526
U.S. Treasury Inflation-Indexed Notes:
0.625%, 7/15/2021 (a)		8,532,130	9,383,347
1.875%, 7/15/2015		1,017,721	1,137,701
2.375%, 1/15/2017 (a)		2,383,910	2,815,622
2.5%, 7/15/2016 (a)		2,694,201	3,168,634
U.S. Treasury Notes:
0.25%, 10/31/2013		2,250,000	2,251,494
0.625%, 12/31/2012 (a)		7,320,000	7,352,310
0.875%, 12/31/2016		200,000	201,766
1.0%, 1/15/2014 (a)		2,405,000	2,441,263
1.0%, 8/31/2016 (a)		3,000,000	3,052,500
1.0%, 10/31/2016 (a)		3,690,000	3,749,099
1.75%, 1/31/2014 (a)		6,000,000	6,181,404
1.75%, 10/31/2018 (a)		4,030,000	4,179,549
2.0%, 11/15/2021 (a)		3,116,000	3,170,530
2.125%, 5/31/2015 (a)		3,880,000	4,107,950
2.125%, 8/15/2021		1,200,000	1,238,719
2.25%, 1/31/2015 (a)		3,170,000	3,353,514
2.75%, 11/30/2016 (a)		4,000,000	4,393,436
4.5%, 11/15/2015 (a)		4,000,000	4,610,312

			99,653,723

Total Government & Agency Obligations (Cost $122,316,796)			134,840,900
Loan Participations and Assignments 0.0%
Senior Loans
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 * (Cost $233,023)		233,333	0
Municipal Bonds and Notes 0.5%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (g)		475,000	575,904
California, State Build America Bonds, 7.55%, 4/1/2039 (g)		200,000	269,402
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040 (g)		700,000	808,087
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (g)		2,000,000	2,056,580
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043 (g)		600,000	795,102
New Jersey, Economic Development Authority, State Pension Funding Revenue, Series A, 7.425%, INS: NATL, 2/15/2029 (g)		250,000	315,313

Total Municipal Bonds and Notes (Cost $4,272,663)			4,820,388
Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (h)		889,000	888,129
JPMorgan Chase Capital XX, Series T, 6.55%, 9/29/2036		80,000	80,457
Wachovia Capital Trust III, 5.57% **, 3/19/2012 (h)		200,000	176,756

			1,145,342
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		141,000	110,332

Total Preferred Securities (Cost $1,285,088)			1,255,674
		Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $6,000)		6	5,534

	Shares	Value ($)

Exchange-Traded Funds 8.3%
iShares JPMorgan USD Emerging Markets Bond Fund	139,072	15,436,992
iShares MSCI EAFE Small Cap Index Fund	4,539	171,710
iShares Russell 2000 Index Fund	2,707	214,043
iShares Russell 2000 Value Index Fund	297,094	20,811,435
SPDR Barclays Capital International Treasury Bond	260,189	15,728,425
SPDR Gold Trust*	18,892	3,198,605
Vanguard MSCI Emerging Markets Fund	736,973	31,188,697

Total Exchange-Traded Funds (Cost $68,530,897)		86,749,907
Securities Lending Collateral 12.3%
Daily Assets Fund Institutional, 0.24% (i) (j) (Cost $128,684,667)	128,684,667	128,684,667
Cash Equivalents 6.9%
Central Cash Management Fund, 0.07% (i) (Cost $71,724,397)	71,724,397	71,724,397

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,066,020,205) †	114.7	1,197,104,372
Other Assets and Liabilities, Net	(14.7)	(153,237,807)

Net Assets	100.0	1,043,866,565

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2020	233,333	USD	233,333	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	100,000	USD	100,000	63
					333,333	63

*	Non-income producing security. In the case of a bond or senior loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2012.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,076,108,347.  At January 31, 2012, net unrealized appreciation for all securities based on tax cost was $120,996,025.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $150,857,842 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $29,861,817.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2012 amounted to $126,354,251 which is 12.1% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery security included.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At January 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Taxable issue.
(h)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
EAFE: Europe, Australasia and Far East
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principle.
REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	AUD	3/15/2012	185	23,252,420	147,249
10 Year Japanese Government Bond	JPY	3/9/2012	12	22,449,226	17,125
Federal Republic of Germany Euro-Bund	EUR	3/8/2012	116	21,200,240	576,485
Federal Republic of Germany Euro-Schatz	EUR	3/8/2012	111	16,033,719	14,362
S&P 500 E-Mini Index	USD	3/16/2012	27	1,766,070	42,823
Total unrealized appreciation					798,044

At January 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	3/21/2012	272	36,504,478	(651,407)
10 Year U.S. Treasury Note	USD	3/21/2012	260	34,385,000	(543,254)
2 Year U.S. Treasury Note	USD	3/30/2012	33	7,284,750	(10,880)
30 Year U.S. Treasury Bond	USD	3/21/2012	150	21,815,625	(265,180)
United Kingdom Long Gilt Bond	GBP	3/28/2012	16	2,956,202	(6,063)
Total unrealized depreciation					(1,476,784)

At January 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	7,213,640	CHF	6,850,000	2/21/2012	230,006	UBS AG
USD	6,218,474	SEK	43,210,000	2/21/2012	127,386	UBS AG
USD	5,532,254	NOK	33,370,000	2/21/2012	150,921	UBS AG
USD	5,396,584	JPY	414,490,000	2/21/2012	42,664	UBS AG
Total unrealized appreciation					550,977

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	22,400,000	USD	28,527,968	2/21/2012	(773,441)	UBS AG
GBP	3,270,000	USD	5,017,946	2/21/2012	(134,099)	UBS AG
AUD	200,000	USD	207,020	2/21/2012	(4,826)	UBS AG
CAD	7,970,000	USD	7,850,283	2/21/2012	(94,540)	UBS AG
NZD	10,820,000	USD	8,625,845	2/21/2012	(295,183)	UBS AG
Total unrealized depreciation					(1,302,089)

Currency Abbreviations

AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(k)
Consumer Discretionary	$39,775,248	$15,419,984	$232	$55,195,464
Consumer Staples	45,138,176	7,782,849	—	52,921,025
Energy	60,071,920	7,098,310	—	67,170,230
Financials	41,589,941	31,165,928	—	72,755,869
Health Care	58,504,498	11,545,528	—	70,050,026
Industrials	42,599,000	17,866,378	0	60,465,378
Information Technology	87,251,200	11,631,503	—	98,882,703
Materials	30,924,277	4,447,419	38,744	35,410,440
Telecommunications Services	10,979,151	6,634,342	—	17,613,493
Utilities	23,420,186	7,068,088	—	30,488,274
Fixed Income Investments(k)
Corporate Bonds	—	95,185,027	1,320,013	96,505,040
Asset Backed	—	7,532,948	—	7,532,948
Mortgage-Backed Securities Pass- Throughs	—	87,198,449	—	87,198,449
Commercial Mortgage-Backed Securities	—	15,003,666	—	15,003,666
Collateralized Mortgage Obligations	—	1,829,900	—	1,829,900
Government & Agency Obligations	—	134,840,900	—	134,840,900
Loan Participations and Assignments	—	—	0	0
Municipal Bonds and Notes	—	4,820,388	—	4,820,388
Preferred Securities	—	1,255,674	—	1,255,674
Other Investments	—	—	5,534	5,534
Exchange-Traded Funds	86,749,907	—	—	86,749,907
Short-Term Investments(k)	200,409,064	—	—	200,409,064
Derivatives(l)	798,044	550,977	—	1,349,021
Total	$728,210,612	$468,878,258	$1,364,523	$1,198,453,393
Liabilities
Derivatives(l)	$(1,476,784)	$(1,302,089)	$—	$(2,778,873)
Total	$(1,476,784)	$(1,302,089)	$—	$(2,778,873)

There have been no transfers between of Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.
(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stock and/or Other Equity Investments
	Consumer Discretionary	Industrials	Materials	Corporate Bonds	Loan Participations and Assignments	Other Investments	Total
Balance as of October 31, 2011	$ 6,301	$ 0	$ 33,021	$ 1,288,257	$ 0	$ 6,000	$ 1,333,579
Realized gain (loss)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(6,069)	0	5,723	18,337	0	(466)	17,525
Amortization premium/discount	—	—	—	2,467	—	—	2,467
Purchases	—	0	—	10,952	—	—	10,952
(Sales)	—	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—	—
Balance as of January 31, 2012	$ 232	$ 0	$ 38,744	$ 1,320,013	$ 0	$ 5,534	$ 1,364,523
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2012	$ (6,069)	$ 0	$ 5,723	$ 18,337	$ 0	$ (466)	$ 17,525

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$42,823	$—
Foreign Exchange Contracts	$—	$(751,112)
Interest Rate Contracts	$(721,563)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Income Builder Fund (formerly DWS Balanced Fund), a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012